UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2021

Item #1. Reports to Stockholders.

INDEX	Cboe Vest S&P 500 Buffer Strategy Fund Cboe Vest S&P 500 Enhanced Growth Strategy Fund, Cboe Vest S&P 500 Dividend Aristocrats Target Income Fund (collectively, the “CBOE Vest Funds”)

SEMI-ANNUAL
REPORT TO SHAREHOLDERS

For the six months ended April 30, 2021 (unaudited)

The Cboe Vest Family of Funds

Cboe Vest S&P 500® Buffer Strategy Fund

Cboe Vest S&P 500® Enhanced Growth Strategy Fund

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

The Cboe Vest Family of Funds

Important Disclosure Statement

The Funds’ prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds’ will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-855-505-8378. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-505-8378. Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of April 30, 2021 and are subject to change at any time.

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund

Portfolio Composition as of April 30, 2021 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Money Market Fund	0.12%
Exchange Traded Fund	8.89%
Purchased Options:
Call Options	97.40%
Put Options	2.72%
Total Investments	109.13%
Options Written:
Call Options	(7.61%	)
Put Options	(1.54%	)
	(9.15%	)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund
Schedule of InvestmentsApril 30, 2021 (unaudited)

	Shares	Fair Value
0.12% – MONEY MARKET FUND(A)
Federated Treasury Obligations Fund - Institutional Class 0.01%*
(Cost: $336,438)	336,438	$336,438

8.89% – EXCHANGE TRADED FUND(A)
SPDR S&P 500 ETF Trust
(Cost: $17,221,492)	60,500	25,246,650

100.12% – PURCHASED OPTIONS

97.40% – CALL OPTIONS(A)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	428	$17,860,440	$0.01	5/19/21	17,860,205
SPDR S&P 500 ETF Trust	421	17,568,330	0.01	6/16/21	17,568,099
SPDR S&P 500 ETF Trust	339	14,146,470	0.01	7/21/21	14,102,410
SPDR S&P 500 ETF Trust	3,219	134,328,870	0.01	11/17/21	133,526,530
SPDR S&P 500 ETF Trust	2,284	95,311,320	0.01	12/21/22	93,470,892
TOTAL CALL OPTIONS					276,528,136
(Cost: $220,142,547)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund
Schedule of Investments - continuedApril 30, 2021 (unaudited)

2.72% – PUT OPTIONS
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	608	$25,371,840	$299.00	5/19/21	$3,180
SPDR S&P 500 ETF Trust	608	25,371,840	311.66	6/16/21	21,152
SPDR S&P 500 ETF Trust	608	25,371,840	321.85	7/21/21	79,146
SPDR S&P 500 ETF Trust	608	25,371,840	337.23	8/18/21	174,094
SPDR S&P 500 ETF Trust	608	25,371,840	338.82	9/15/21	243,382
SPDR S&P 500 ETF Trust	608	25,371,840	342.73	10/20/21	352,786
SPDR S&P 500 ETF Trust	608	25,371,840	356.28	11/18/21	527,088
SPDR S&P 500 ETF Trust	608	25,371,840	370.17	12/16/21	740,813
SPDR S&P 500 ETF Trust	608	25,371,840	383.89	1/19/22	1,011,062
SPDR S&P 500 ETF Trust	608	25,371,840	392.39	2/16/22	1,230,426
SPDR S&P 500 ETF Trust	608	25,371,840	397.26	3/16/22	1,400,380
SPDR S&P 500 ETF Trust	608	25,371,840	416.07	4/20/22	1,924,660
TOTAL PUT OPTIONS					7,708,169
(Cost: $20,151,775)

100.12% – TOTAL PURCHASED OPTIONS					284,236,305
(Cost: $240,294,322)

109.13% – TOTAL INVESTMENTS					309,819,393
(Cost: $257,852,252)
(9.13%) – Liabilities in excess of other assets					(25,915,963)
100.00% – NET ASSETS					$283,903,430

*Effective 7 day yield as of April 30, 2021

(A)All or a portion of these securities are held as collateral for the options written

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund
Schedule of Options WrittenApril 30, 2021 (unaudited)

(9.15%) – OPTIONS WRITTEN

(7.61%) – CALL OPTIONS
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	608	$(25,371,840)	$346.00	5/19/21	$(4,345,655)
SPDR S&P 500 ETF Trust	608	(25,371,840)	364.33	6/16/21	(3,310,250)
SPDR S&P 500 ETF Trust	608	(25,371,840)	375.02	7/21/21	(2,764,194)
SPDR S&P 500 ETF Trust	608	(25,371,840)	386.97	8/18/21	(2,259,609)
SPDR S&P 500 ETF Trust	608	(25,371,840)	392.18	9/15/21	(2,126,445)
SPDR S&P 500 ETF Trust	608	(25,371,840)	397.10	10/20/21	(1,977,011)
SPDR S&P 500 ETF Trust	608	(25,371,840)	406.69	11/16/21	(1,662,655)
SPDR S&P 500 ETF Trust	608	(25,371,840)	425.95	12/14/21	(1,065,989)
SPDR S&P 500 ETF Trust	608	(25,371,840)	439.51	1/19/22	(749,990)
SPDR S&P 500 ETF Trust	608	(25,371,840)	457.17	2/16/22	(459,324)
SPDR S&P 500 ETF Trust	608	(25,371,840)	459.11	3/16/22	(496,247)
SPDR S&P 500 ETF Trust	608	(25,371,840)	470.98	4/20/22	(379,584)
TOTAL CALL OPTIONS WRITTEN					(21,596,953)
(Premiums received: $10,066,181)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund
Schedule of Options Written - continuedApril 30, 2021 (unaudited)

(1.54%) – PUT OPTIONS
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	608	$(25,371,840)	$267.24	5/19/21	$(925)
SPDR S&P 500 ETF Trust	608	(25,371,840)	280.49	6/16/21	(11,765)
SPDR S&P 500 ETF Trust	608	(25,371,840)	289.67	7/21/21	(38,738)
SPDR S&P 500 ETF Trust	608	(25,371,840)	303.51	8/18/21	(87,808)
SPDR S&P 500 ETF Trust	608	(25,371,840)	304.94	9/15/21	(129,210)
SPDR S&P 500 ETF Trust	608	(25,371,840)	308.46	10/20/21	(190,667)
SPDR S&P 500 ETF Trust	608	(25,371,840)	320.65	11/17/21	(280,452)
SPDR S&P 500 ETF Trust	608	(25,371,840)	333.15	12/15/21	(403,879)
SPDR S&P 500 ETF Trust	608	(25,371,840)	345.50	1/19/22	(568,238)
SPDR S&P 500 ETF Trust	608	(25,371,840)	353.15	2/16/22	(708,415)
SPDR S&P 500 ETF Trust	608	(25,371,840)	357.53	3/16/22	(824,874)
SPDR S&P 500 ETF Trust	608	(25,371,840)	374.46	4/20/22	(1,133,182)
(1.54%) – TOTAL PUT OPTIONS WRITTEN					(4,378,153)
(Premiums received: $14,818,096)

(9.15%) – TOTAL OPTIONS WRITTEN					$(25,975,106)
(Premiums received: $24,884,277)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund
Schedule of InvestmentsApril 30, 2021 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Description
Purchased
Options	$284,236,305	$ —	$284,236,305	$(25,975,106)	$ —	$258,261,199

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Description
Written
Options	$(25,975,106)	$ —	$(25,975,106)	$25,975,106	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Enhanced Growth Strategy Fund

Portfolio Composition as of April 30, 2021 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Money Market Fund	0.23%
Purchased Options:
Call Options	120.99%
Total Investments	121.22%
Options Written:
Call Options	(21.26%	)
	(21.26%	)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Enhanced Growth Strategy Fund
Schedule of InvestmentsApril 30, 2021 (unaudited)

				Shares	Fair Value
0.23% – MONEY MARKET FUND(A)
Federated Treasury Obligations Fund - Institutional Class 0.01%*
(Cost: $183,694)				183,694	$183,694

120.99% – PURCHASED OPTIONS

120.99% – CALL OPTIONS(A)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	165	$6,885,450	$296.93	5/19/21	$1,987,374
SPDR S&P 500 ETF Trust	165	6,885,450	311.66	6/16/21	1,749,949
SPDR S&P 500 ETF Trust	165	6,885,450	321.85	7/21/21	1,577,102
SPDR S&P 500 ETF Trust	165	6,885,450	337.23	8/18/21	1,349,977
SPDR S&P 500 ETF Trust	165	6,885,450	338.82	9/15/21	1,343,411
SPDR S&P 500 ETF Trust	165	6,885,450	342.73	10/20/21	1,290,015
SPDR S&P 500 ETF Trust	856	35,720,880	0.01	11/17/21	35,507,521
SPDR S&P 500 ETF Trust	165	6,885,450	356.28	11/17/21	1,114,092
SPDR S&P 500 ETF Trust	947	39,518,310	0.01	12/15/21	39,282,268
SPDR S&P 500 ETF Trust	165	6,885,450	370.17	1/19/22	944,054
SPDR S&P 500 ETF Trust	165	6,885,450	383.89	2/16/22	774,308
SPDR S&P 500 ETF Trust	165	6,885,450	392.39	2/16/22	695,064
SPDR S&P 500 ETF Trust	165	6,885,450	397.26	3/16/22	662,308
SPDR S&P 500 ETF Trust	165	6,885,450	416.07	4/20/22	480,296
SPDR S&P 500 ETF Trust	177	7,386,210	0.01	1/18/23	7,243,584
TOTAL CALL OPTIONS					96,001,323
(Cost: $65,458,334)

120.99% – TOTAL PURCHASED OPTIONS					96,001,323
(Cost: $65,458,334)

121.22% – TOTAL INVESTMENTS					96,185,017
(Cost: $65,642,028)
(21.22%) – Liabilities in excess of other assets					(16,838,170)
100.00% – NET ASSETS					$79,346,847

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Enhanced Growth Strategy Fund
Schedule of Options WrittenApril 30, 2021 (unaudited)

(21.26%) – OPTIONS WRITTEN

(21.26%) – CALL OPTIONS
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	330	$(13,770,900)	$328.41	5/19/21	$(2,937,527)
SPDR S&P 500 ETF Trust	330	(13,770,900)	346.33	6/16/21	(2,370,822)
SPDR S&P 500 ETF Trust	330	(13,770,900)	356.50	7/20/21	(2,060,807)
SPDR S&P 500 ETF Trust	330	(13,770,900)	369.27	8/18/21	(1,727,802)
SPDR S&P 500 ETF Trust	330	(13,770,900)	373.38	9/15/21	(1,667,055)
SPDR S&P 500 ETF Trust	330	(13,770,900)	377.54	10/20/21	(1,584,612)
SPDR S&P 500 ETF Trust	330	(13,770,900)	390.18	11/16/21	(1,301,996)
SPDR S&P 500 ETF Trust	330	(13,770,900)	404.99	12/14/21	(998,564)
SPDR S&P 500 ETF Trust	330	(13,770,900)	419.47	1/19/22	(730,116)
SPDR S&P 500 ETF Trust	330	(13,770,900)	432.24	2/16/22	(564,769)
SPDR S&P 500 ETF Trust	330	(13,770,900)	436.01	3/16/22	(555,756)
SPDR S&P 500 ETF Trust	330	(13,770,900)	453.05	4/20/22	(370,560)
TOTAL CALL OPTIONS WRITTEN					(16,870,386)
(Premiums received: $7,039,765)

(21.26%) – TOTAL OPTIONS WRITTEN					$(16,870,386)
(Premiums received: $7,039,765)

(A)All or a portion of these securities are held as collateral for the options written

*Effective 7 day yield as of April 30, 2021

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Enhanced Growth Strategy Fund
Schedule of InvestmentsApril 30, 2021 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Description
Purchased
Options	$96,001,323	$ —	$96,001,323	$(16,870,386)	$ —	$79,130,937

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Written
Options	$(16,870,386)	$ —	$(16,870,386)	$16,870,386	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

Portfolio Composition as of April 30, 2021 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Common Stocks:
Industrial	19.86%
Materials	12.31%
Financial	10.85%
Food & Staple Retailing	10.82%
Health Care	10.60%
Consumer Discretionary	9.28%
Household Products	6.08%
Real Estate	4.59%
Utilities	4.58%
Energy	3.13%
Beverages	3.03%
Information Technology	2.98%
Telecommunication Services	1.52%
Money Market Fund	0.70%
Total Investments	100.33%
Options Written:
Call Options	(0.05%	)
	(0.05%	)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of InvestmentsApril 30, 2021 (unaudited)

	Shares	Fair Value
99.63% – COMMON STOCKS (A)

3.03% – BEVERAGES
Brown-Forman Corp. - Class B	13,767	$1,050,147
The Coca-Cola Co.	19,486	1,051,854
		2,102,001
9.28% – CONSUMER DISCRETIONARY
Genuine Parts Co.	8,677	1,084,365
Leggett & Platt, Inc.	21,018	1,043,964
Lowe’s Cos., Inc.	5,282	1,036,593
McDonald’s Corp.	4,525	1,068,262
Target Corp.	5,552	1,150,708
VF Corp.	12,009	1,052,709
		6,436,601
3.13% – ENERGY
Chevron Corp.	10,452	1,077,288
Exxon Mobil Corp.	19,100	1,093,284
		2,170,572
10.85% – FINANCIAL
Aflac Inc.	19,888	1,068,582
Chubb Ltd.	6,271	1,076,041
Cincinnati Financial Corp.	9,706	1,093,672
Franklin Resources, Inc.	36,077	1,082,310
People’s United Financial, Inc.	59,296	1,075,036
S&P Global Inc.	2,735	1,067,717
T. Rowe Price Group, Inc.	5,944	1,065,165
		7,528,523
10.82% – FOOD & STAPLE RETAILING
Archer-Daniels-Midland Co.	17,866	1,127,881
Hormel Foods Corp.	22,880	1,057,056
McCormick & Co., Inc. (B)	11,604	1,048,537
The Procter & Gamble Co.	7,924	1,057,220
Sysco Corp.	12,844	1,088,272
Walgreens Boots Alliance, Inc.	20,019	1,063,009
Walmart Inc.	7,587	1,061,497
		7,503,472
10.60% – HEALTH CARE
Abbott Laboratories	8,608	1,033,649
AbbVie Inc.	9,530	1,062,595
Becton, Dickinson and Co.	4,149	1,032,313
Cardinal Health, Inc.	17,284	1,042,917
Johnson & Johnson	6,413	1,043,587

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Investments - continuedApril 30, 2021 (unaudited)

	Shares	Fair Value
Medtronic PLC	8,090	$1,059,143
West Pharmaceutical Services, Inc.	3,279	1,077,217
		7,351,421
6.08% – HOUSEHOLD PRODUCTS
The Clorox Co.	5,630	1,027,475
Colgate-Palmolive Co.	13,302	1,073,471
Kimberly-Clark Corp.	8,034	1,071,093
PepsiCo, Inc.	7,278	1,049,196
		4,221,235
19.86% – INDUSTRIAL
3M Co.	5,249	1,034,788
A.O. Smith Corp.	15,527	1,051,954
Caterpillar Inc.	4,613	1,052,271
Cintas Corp.	3,001	1,035,765
Dover Corp.	7,165	1,068,946
Emerson Electric Co.	11,480	1,038,825
Expeditors International of Washington, Inc.	9,576	1,052,019
General Dynamics Corp.	5,692	1,082,789
Illinois Tool Works Inc.	4,645	1,070,487
Pentair PLC	16,504	1,064,673
Roper Technologies, Inc.	2,444	1,091,099
Stanley Black & Decker, Inc.	5,076	1,049,565
W.W. Grainger, Inc.	2,506	1,086,451
		13,779,632
2.98% – INFORMATION TECHNOLOGY
Automatic Data Processing, Inc.	5,419	1,013,299
International Business Machines Corp.	7,452	1,057,290
		2,070,589
12.31% – MATERIALS
Air Products & Chemicals, Inc.	3,656	1,054,683
Albermarle Corp.	6,583	1,107,063
Amcor PLC	90,486	1,063,210
Ecolab Inc.	4,680	1,048,882
Linde PLC	3,640	1,040,458
Nucor Corp.	13,637	1,121,780
PPG Industries, Inc.	6,077	1,040,625
The Sherwin-Williams Co.	3,875	1,061,246
		8,537,947
4.59% – REAL ESTATE
Essex Property Trust, Inc.	3,570	1,037,156
Federal Realty Investment Trust	9,664	1,090,486
Realty Income Corp.	15,294	1,057,580
		3,185,222

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Investments - continuedApril 30, 2021 (unaudited)

	Shares	Fair Value
1.52% – TELECOMMUNICATION SERVICES
AT&T Inc.	33,803	$1,061,752

4.58% – UTILITIES
Atmos Energy Corp.	10,270	1,063,869
Consolidated Edison, Inc.	13,704	1,060,827
NextEra Energy, Inc.	13,566	1,051,501
		3,176,197

99.63% – TOTAL COMMON STOCKS		69,125,164
(Cost: $49,120,488)

0.70% – MONEY MARKET FUND
Federated Treasury Obligations Fund - Institutional Class 0.01%*	486,963	486,963
(Cost: $486,963)

100.33% –TOTAL INVESTMENTS
(Cost: $49,607,451)		69,612,127
(0.33%) – Liabilities in excess of other assets		(228,737)
100.00% – NET ASSETS		$69,383,390

*Effective 7 day yield as of April 30, 2021

(A)All or a portion of securities are held as collateral for options written

(B)Non-voting shares

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Options WrittenApril 30, 2021 (unaudited)

(0.05%) – OPTIONS WRITTEN

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.05%) – CALL OPTIONS
3M Co.	4	(78,856)	202.50	4/30/2021	$(4)
Abbott Labs	7	(84,056)	123.00	4/30/2021	(14)
Abbvie Inc.	8	(89,200)	112.00	4/30/2021	(8)
AT&T Inc.	27	(84,807)	31.50	4/30/2021	(27)
Automatic Data Processing, Inc.	4	(74,796)	197.50	4/30/2021	(20)
Becton Dickinson	3	(74,643)	255.00	4/30/2021	(195)
Cardinal Health, Inc.	14	(84,476)	61.50	4/30/2021	(420)
Caterpillar	4	(91,244)	230.00	4/30/2021	(8)
Coca-Cola Co.	15	(80,970)	54.50	4/30/2021	(15)
Consolidated Edison, Inc.	11	(85,151)	78.00	4/30/2021	(55)
Emerson Electric Co.	9	(81,441)	93.00	4/30/2021	(315)
IBM	6	(85,128)	143.00	4/30/2021	(24)
Johnson & Johnson	5	(81,365)	165.00	4/30/2021	(5)
Lowe’s Cos., Inc.	4	(78,500)	200.00	4/30/2021	(4)
PepsiCo, Inc.	6	(86,496)	146.00	4/30/2021	(6)
PPG Industries, Inc.	5	(85,620)	175.00	4/30/2021	(25)
Stanley Black & Decker, Inc.	4	(82,708)	210.00	4/30/2021	(20)
Target Corp.	4	(82,904)	207.50	4/30/2021	(40)
The Clorox Co.	4	(73,000)	190.00	4/30/2021	(20)
The Procter & Gamble Co.	6	(80,052)	134.00	4/30/2021	(6)
VF Corp.	10	(87,660)	88.50	4/30/2021	(50)
Walmart Inc.	6	(83,946)	140.00	4/30/2021	(12)
3M Co.	5	(98,570)	197.50	5/7/2021	(810)
Abbott Labs	8	(96,064)	120.00	5/7/2021	(912)
Abbvie Inc.	8	(89,200)	112.00	5/7/2021	(736)
AFLAC	17	(91,341)	54.00	5/7/2021	(598)
Archer-Daniels-Midland Co.	15	(94,695)	63.00	5/7/2021	(938)
AT&T Inc.	30	(94,230)	315.00	5/7/2021	(510)
Automatic Data Processing, Inc.	5	(93,495)	187.50	5/7/2021	(625)
Becton Dickinson	4	(99,524)	250.00	5/7/2021	(1,464)
Cardinal Health, Inc.	16	(96,544)	60.50	5/7/2021	(2,130)
Caterpillar	4	(91,244)	227.50	5/7/2021	(1,244)
Chevron Corp.	9	(92,763)	103.00	5/7/2021	(1,296)
Coca-Cola Co.	17	(91,766)	54.00	5/7/2021	(617)
Colgate-Palmolive Co.	12	(96,840)	80.50	5/7/2021	(780)
Consolidated Edison, Inc.	12	(92,892)	77.50	5/7/2021	(660)
Emerson Electric Co.	10	(90,490)	90.00	5/7/2021	(1,450)
Exxon Mobil Corp.	16	(91,584)	57.50	5/7/2021	(1,222)
General Dynamics Corp.	5	(95,115)	190.00	5/7/2021	(825)
Hormel Foods corp.	20	(92,400)	46.00	5/7/2021	(810)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
IBM	7	(99,316)	142.00	5/7/2021	(805)
Illinois Tool Works Inc.	4	(92,184)	230.00	5/7/2021	(840)
Johnson & Johnson	6	(97,638)	162.50	5/7/2021	(948)
Kimberly-Clark Corp.	7	(93,324)	133.00	5/7/2021	(817)
Lowe’s Cos., Inc.	5	(98,125)	195.00	5/7/2021	(1,455)
McDonald’s Corp.	4	(94,432)	235.00	5/7/2021	(888)
Medtronic PLC	7	(91,644)	131.00	5/7/2021	(623)
PepsiCo, Inc.	7	(100,912)	144.00	5/7/2021	(770)
PPG Industries, Inc.	5	(85,620)	172.50	5/7/2021	(540)
S&P Global Inc.	2	(78,078)	390.00	5/7/2021	(720)
Stanley Black & Decker, Inc.	5	(103,385)	207.50	5/7/2021	(650)
Sysco Corp.	11	(93,203)	84.50	5/7/2021	(2,090)
Target Corp.	5	(103,630)	207.50	5/7/2021	(1,000)
The Clorox Co.	5	(91,250)	182.50	5/7/2021	(925)
The Procter & Gamble Co.	7	(93,394)	133.00	5/7/2021	(812)
VF Corp.	11	(96,426)	88.00	5/7/2021	(1,000)
Walgreens Boots	18	(95,580)	53.00	5/7/2021	(1,301)
Walmart Inc.	7	(97,937)	140.00	5/7/2021	(644)
(0.05%) – TOTAL CALL OPTIONS WRITTEN					(35,748)
(Premiums received: ($53,970)

(0.05%) – TOTAL OPTIONS WRITTEN					$(35,748)
(Premiums received: ($53,970)

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Options Written - continuedAs of April 30, 2021 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of InvestmentsApril 30, 2021 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Written
Options	$ 35,748	$ —	$ (35,748)	$ —	$ 35,748	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statement of Assets and LiabilitiesApril 30, 2021 (unaudited)

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
ASSETS
Investments at fair value* (Note 1)	$309,819,392	$96,185,017	$69,612,127
Cash deposits with brokers	4,974	3,987	20,553
Receivable for securities sold	—	—	2,966,646
Receivable for capital stock sold	104,175	9,559	11,973
Dividends and interest receivable	12	3	105,280
Receivable from investment manager	—	—	9,478
Prepaid expenses	135,817	33,830	39,096
TOTAL ASSETS	310,064,370	96,232,396	72,765,153
LIABILITIES
Call options written, at fair value (A) (Note 1)	21,596,953	16,870,387	35,748
Put options written at fair value(B) (Note 1)	4,378,153	—	—
Payable for capital stock redeemed	46,888	—	219,018
Payable for securities purchased	—	—	3,077,333
Accrued advisory fees	118,235	2,528	—
Accrued 12b-1 fees	5,932	8,546	35,805
Accrued administration, fund accounting, and transfer agent fees	5,426	2,536	563
Other accrued expenses	9,353	1,552	13,296
TOTAL LIABILITIES	26,160,940	16,885,549	3,381,763
NET ASSETS	$283,903,430	$79,346,847	$69,383,390

Net Assets Consist of:
Paid-in-capital	$235,934,314	$60,108,173	$55,420,116
Distributable earnings	47,969,116	19,238,674	13,963,274
Net Assets	$283,903,430	$79,346,847	$69,383,390

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statement of Assets and Liabilities - continuedApril 30, 2021 (unaudited)

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund		Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Net Assets
Institutional Class	$156,483,892	$4,950,434		$39,454,298
Investor Class	25,334,806	74,196,513		4,205,289
Class A	3,082,551	197,151		4,199,687
Class C	3,507,731	1,347		2,946,677
Class Y	95,494,450	1,402		18,577,439
Total	$283,903,430	$79,346,847		$69,383,390
Shares Outstanding
Institutional Class	10,348,527	325,542		2,899,039
Investor Class	1,686,277	4,926,662		309,585
Class A	204,931	13,245		308,824
Class C	238,309	91		217,543
Class Y	6,292,465	92		1,362,066
Total	18,770,509	5,265,632		5,097,057
Net Asset Value and Redemption Price Per Share
Institutional Class	$15.12	$15.21		$13.61
Investor Class***	15.02	15.06		13.58
Class A***	15.04	14.89	****	13.60
Class C***	14.72	14.76	****	13.55
Class Y	15.18	15.28	****	13.64
Maximum Offering Price Per Share**
Class A	$15.96	$15.80		$14.43

*Identified cost of:	$257,852,252	$65,642,028		$49,907,451
(A)Premiums received of:	$10,066,181	$7,039,765		$53,970
(B)Premiums received of:	$14,818,096	—		—

**Maximum offering price per share includes sales charge of 5.75%

***May be subject to a 2% redemption fee if redeemed with in 30 days of purchase.

****NAV per share does not recalculate due to rounding.

20

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of OperationsFor the six months ended April 30, 2021 (unaudited)

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
INVESTMENT INCOME
Dividend	$71,301	$—	$815,560
Interest	43	12	15
Total investment income	71,344	12	815,575

EXPENSES
Investment management fees (Note 2)	978,120	284,272	235,073
12b-1 fees (Note 2)
Investor Class	28,670	87,738	4,785
Class A	3,619	236	5,348
Class C	17,546	6	13,769
Recordkeeping and administrative services (Note 2)	51,648	15,016	11,793
Accounting fees (Note 2)	51,468	14,935	11,746
Custody fees	2,642	2,537	21,949
Transfer agent fees (Note 2)	20,585	8,349	5,554
Audit and tax fees	17,236	6,807	10,047
Legal fees	16,148	5,422	4,790
Filing and registration fees	41,747	9,749	22,875
Trustee fees	6,924	2,044	1,714
Compliance fees	7,552	2,268	1,713
Shareholder reports	15,065	4,320	8,175
Shareholder servicing
Institutional Class	67,576	3,946	14,501
Investor Class	28,670	52,643	2,871
Class A	2,172	5	1,616
Class C	2,632	1	167
Insurance	4,569	1,966	2,210
Interest expense	2,289	323	1,790
Other	11,594	6,684	7,534
Total expenses	1,386,207	509,267	390,020
Investment management fee waivers (Note 2)	(169,265)	(60,887)	(85,662)
Net expenses	1,209,208	448,380	304,358

Net investment income (loss)	(1,137,864)	(448,368)	511,217

See Notes to Financial Statements

SEMI-ANNUAL REPORT

21

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Operations - continuedFor the six months ended April 30, 2021 (unaudited)

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	$9,299,473	$—	$1,624,232
Net realized gain (loss) on call options purchased	(11,641,043)	8,532,100	—
Net realized gain (loss) on put options purchased	17,110,308	—	—
Net realized gain (loss) on call options written	(14,605,803)	(6,778,730)	292,723
Net realized gain (loss) on put options written	11,290,690	—	—
Net realized gain (loss) on investments, options purchased and written	11,453,625	1,753,370	1,916,955
Net change in unrealized appreciation (depreciation) of investments	8,025,158	—	12,747,315
Net change in unrealized appreciation (depreciation) on put options purchased	(9,041,346)	—	—
Net change in unrealized appreciation (depreciation) on call options purchased	33,280,559	21,017,877	—
Net change in unrealized appreciation (depreciation) on put options written	1,214,290	—	—
Net change in unrealized appreciation (depreciation) on call options written	(10,928,740)	(10,227,909)	18,329
Net change in unrealized appreciation (depreciation) on investments, options purchased and written	22,549,921	10,789,968	12,765,644

Net realized and unrealized gain (loss)	34,003,546	12,543,338	14,682,599

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$32,865,682	$12,094,970	$15,193,110

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
	For the six months ended April 30, 2021 (unaudited)	For the Year ended October 31, 2020	For the six months ended April 30, 2021 (unaudited)	For the Year ended October 31, 2020	For the six months ended April 30, 2021 (unaudited)	For the Year ended October 31, 2020
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(1,137,864)	$(1,137,449)	$(448,368)	$(235,021)	$511,217	$1,053,778
Net realized gain (loss) on investments, options purchased and written	11,453,625	(8,276,280)	1,753,370	(863,948)	1,916,549	(1,933,859)
Net increase (decrease) in unrealized appreciation (depreciation) of investments, options purchased and options written	22,549,921	19,568,987	10,789,968	3,803,070	12,765,344	(1,046,360)
Increase (decrease) in net assets from operations	32,865,682	10,155,258	12,094,970	2,704,101	15,193,110	(1,926,441)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	(18,399)	(1,115,084)	—	(510,305)	(751,961)	(1,762,872)
Investor Class	—	(79,777)	—	(2,364,655)	(73,891)	(144,293)
Class A	—	(27,098)	—	(25,275)	(84,093)	(185,194)
Class C	—	(12,386)	—	(1,151)	(43,251)	(73,324)
Class Y	(125,531)	(477,879)	—	(82)	(324,515)	(549,556)
Return of Capital
Institutional Class	—	—	—	(249)	—	(96,951)
Investor Class	—	—	—	(1,155)	—	(7,936)
Class A	—	—	—	(12)	—	(10,185)
Class C	—	—	—	(1)	—	(4,032)
Class Y	—	—	—	—	—	(30,224)
Decrease in net assets from distributions	(143,930)	(1,712,224)	—	(2,902,885)	(1,277,711)	(2,864,567)

THE CBOE VEST FAMILY OF FUNDS

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets

	Cboe Vest S&P 500® Buffer Strategy Fund		Cboe Vest S&P 500® Buffer Strategy Fund		Cboe Vest S&P 500® Enhanced Growth Strategy Fund		Cboe Vest S&P 500® Enhanced Growth Strategy Fund		Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
	For the six months ended April 30, 2021 (unaudited)		For the Year ended October 31, 2020		For the six months ended April 30, 2021 (unaudited)		For the Year ended October 31, 2020		For the six months ended April 30, 2021 (unaudited)	For the Year ended October 31, 2020
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	32,338,111		141,725,541		505,762		2,279,372		3,153,435	11,946,388
Investor Class	3,910,822		15,583,950		5,817,809		38,894,969		315,918	1,015,061
Class A	313,098		785,731		565		47,545		88,614	870,611
Class C	217,935		1,417,231		—		—		97,500	907,000
Class Y	43,531,511		39,068,686		—		—		2,498,688	828,085
Distributions reinvested
Institutional Class	17,983		1,078,109		—		508,836		728,689	1,752,901
Investor Class	—		78,569		—		2,361,845		73,687	150,639
Class A	—		27,098		—		25,287		83,671	193,316
Class C	—		12,386		—		1,152		30,994	59,926
Class Y	125,530		477,879		—		82		324,515	579,780
Shares redeemed
Institutional Class	(46,943,927	)(A)	(61,455,955)		(2,188,796)		(4,002,930)		(5,818,382)	(27,273,371)
Investor Class	(933,138	)(B)	(2,990,313	)(B)	(4,826,917	)(B)	(12,817,627	)(B)	(333,955)	(1,289,783	)(B)
Class A	(323,070)		(1,554,251)		(60,148)		(213,181)		(1,212,494)	(1,115,366	)(C)
Class C	(404,155)		(1,184,784	)(D)	—		(14,419)		(258,122)	(56,169)
Class Y	(16,149,669)		(11,909,910)		—		—		(510,619)	(830,768)
Increase (decrease) in net assets from capital stock transactions	15,701,330		121,159,967		(751,725)		27,070,931		(737,861)	(12,261,750)

NET ASSETS
Increase (decrease) during period	48,423,082		129,603,001		11,343,245		26,872,147		13,177,538	(17,052,758)
Beginning of period	235,480,348		105,877,347		68,003,602		41,131,455		56,205,852	73,258,610
End of period	$283,903,430		$235,480,348		$79,346,847		$68,003,602		$69,383,390	$56,205,852
(A)Includes redemption fees of:	$60
(B)Includes redemption fees of:	$38		$2,921		$687		$5,872			$599
(C)Includes redemption fees of:										$190
(D)Includes redemption fees of:			$112

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	For the six months ended April 30, 2021 (unaudited)	For the year ended October 31,								For the period August 23, 2016* to October 31, 2016
		2020		2019		2018		2017
Net asset value, beginning of period	$13.31	$12.68		$11.60		$11.21		$9.88		$10.00
Investment activities
Net investment income (loss)(1)	(0.06)	(0.09)		—	(4)	(0.11)		(0.11)		(0.02)
Net realized and unrealized gain (loss) on investments	1.87	0.85		1.08		0.50		1.44		(0.10)
Total from investment activities	1.81	0.76		1.08		0.39		1.33		(0.12)
Distributions
Net investment income	—	(0.09)		—		—		—		—
Net realized gain	—	(0.04)		—		—		—		—
Total distributions	—	(0.13)		—		—		—		—
Net asset value, end of period	$15.12	$13.31		$12.68		$11.60		$11.21		$9.88
Total Return**	13.61%	6.03%		9.31%		3.48%		13.46%		(1.20%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.02%	1.07	%(5)	1.28	%(5)	1.73%		3.27%		46.89%
Expenses, net of waiver (Note 2)	0.95%	0.96	%(5)	0.96	%(5)	0.95%		1.08%		1.25%
Net investment income (loss)	(0.90%)	(0.68%)		0.03%		(0.92%)		(1.05%)		(0.98%)
Portfolio turnover rate**	39.36%	120.89	%(6)	1.61%		0.00	%(3)	0.00	%(2)	0.00	%(2)
Net assets, end of period (000’s)	$156,484	$150,789		$64,605		$30,428		$10,614		$261

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(4)Less than $0.01 per share.

(5)Gross and net expense reflects the effect of interest expense, if any, which is excluded from the Fund’s expense limitation agreement. For the six months ended April 30, 2021 the interest expense did not have an impact on the gross or net expenses. Gross and net expenses excluding interest expense would have been 1.06% and 0.95%, respectively for the year ended October 31, 2020 and 1.27% and 0.95%, respectively for the year ended October 31, 2019.

(6)Significant increase in the portfolio turnover rate is due to ETF trading.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	For the six months ended April 30, 2021 (unaudited)	For the year ended October 31,						For the period December 7, 2016* to October 31, 2017
		2020		2019		2018
Net asset value, beginning of period	$13.24	$12.58		$11.54		$11.18		$10.20
Investment activities
Net investment income (loss)(1)	(0.08)	(0.13)		(0.04)		(0.14)		(0.13)
Net realized and unrealized gain (loss) on investments	1.86	0.86		1.08		0.50		1.11
Total from investment activities	1.78	0.73		1.04		0.36		0.98
Distributions
Net investment income	—	(0.03)		—		—		—
Net realized gain	—	(0.04)		—		—		—
Total distributions	—	(0.07)		—		—		—
Paid-in capital from redemption fees	—	—	(4)	—	(4)	—		—
Net asset value, end of period	$15.02	$13.24		$12.58		$11.54		$11.18
Total Return**	13.44%	5.85%		9.01%		3.22%		9.61%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.43%	1.43	%(5)	1.71	%(5)	2.20%		3.74%
Expenses, net of waiver (Note 2)	1.20%	1.21	%(5)	1.20	%(5)	1.20%		1.38%
Net investment income (loss)	(1.14%)	(1.00%)		(0.31%)		(1.17%)		(1.35%)
Portfolio turnover rate**	39.36%	120.89	%(6)	1.61%		0.00	%(3)	0.00	%(2)
Net assets, end of period (000’s)	$25,335	$19,570		$5,510		$8,880		$1,330

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(4)Less than $0.01 per share.

(5)Gross and net expense reflects the effect of interest expense, if any, which is excluded from the Fund’s expense limitation agreement. For the six months ended April 30, 2021 the interest expense did not have an impact on the gross or net expenses. Gross and net expenses excluding interest expense would have been 1.42% and 1.20%, respectively for the year ended October 31, 2020 and 1.71% and 1.20%, respectively for the year ended October 31, 2019.

(6)Significant increase in the portfolio turnover rate is due to ETF trading.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	For the six months ended April 30, 2021 (unaudited)	For the years ended October 31,				For the period July 24, 2018* to October 31, 2018
		2020		2019
Net asset value, beginning of period	$13.25	$12.63		$11.59		$11.85
Investment activities
Net investment income (loss)(1)	(0.08)	(0.10)		(0.02)		(0.04)
Net realized and unrealized gain (loss) on investments	1.87	0.83		1.06		(0.22)
Total from investment activities	1.79	0.73		1.04		(0.26)
Distributions
Net investment income	—	(0.07)		—		—
Net realized gain	—	(0.04)		—		—
Total distributions	—	(0.11)		—		—
Net asset value, end of period	$15.04	$13.25		$12.63		$11.59
Total Return**	13.51%	5.82%		8.97%		(2.19%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.33%	1.23	%(3)	1.41	%(3)	2.24%
Expenses, net of waiver (Note 2)	1.20%	1.21	%(3)	1.21	%(3)	1.20%
Net investment income (loss)	(1.15%)	(0.78%)		(0.13%)		(1.18%)
Portfolio turnover rate**	39.36%	120.89	%(4)	1.61%		0.00	%(2)
Net assets, end of period (000’s)	$3,083	$2,727		$3,320		$15

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(3)Gross and net expense reflects the effect of interest expense, if any, which is excluded from the Fund’s expense limitation agreement. For the six months ended April 30, 2021 the interest expense did not have an impact on the gross or net expenses. Gross and net expenses excluding interest expense would have been 1.22% and 1.20%, respectively for the year ended October 31, 2020 and 1.40% and 1.20%, respectively for the year ended October 31, 2019.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class C
	For the six months ended April 30, 2021 (unaudited)	For the years ended October 31,				For the period July 24, 2018* to October 31, 2018
		2020		2019
Net asset value, beginning of period	$13.02	$12.44		$11.50		$11.85
Investment activities
Net investment income (loss)(1)	(0.13)	(0.20)		(0.10)		(0.06)
Net realized and unrealized gain (loss) on investments	1.83	0.82		1.04		(0.29)
Total from investment activities	1.70	0.62		0.94		(0.35)
Distributions
Net investment income	—	—	(4)	—		—
Net realized gain	—	(0.04)		—		—
Total distributions	—	(0.04)		—		—
Paid-in capital from redemption fees	—	—	(4)	—		—
Net asset value, end of period	$14.72	$13.02		$12.44		$11.50
Total Return**	13.06%	5.06%		8.17%		(2.95%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	2.08%	2.03	%(3)	2.16	%(3)	3.53%
Expenses, net of waiver (Note 2)	1.95%	1.96	%(3)	1.96	%(3)	1.95%
Net investment income (loss)	(1.90%)	(1.59%)		(0.84%)		(1.93%)
Portfolio turnover rate**	39.36%	120.89	%(5)	1.61%		0.00	%(2)
Net assets, end of period (000’s)	$3,508	$3,269		$2,910		$81

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(3)Gross and net expense reflects the effect of interest expense, if any, which is excluded from the Fund’s expense limitation agreement. For the six months ended April 30, 2021 the interest expense did not have an impact on the gross or net expenses. Gross and net expenses excluding interest expense would have been 2.02% and 1.95%, respectively for the year ended October 31, 2020 and 2.15% and 1.95%, respectively for the year ended October 31, 2019.

(4)Less than $0.01 per share.

(5)Significant increase in the portfolio turnover rate is due to ETF trading.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the six months ended April 30, 2021 (unaudited)	For the years ended October 31,				For the period July 24, 2018* to October 31, 2018
		2020		2019
Net asset value, beginning of period	$13.36	$12.71		$11.60		$11.85
Investment activities
Net investment income (loss)(1)	(0.05)	(0.05)		0.04		(0.02)
Net realized and unrealized gain (loss) on investments	1.90	0.84		1.07		(0.23)
Total from investment activities	1.85	0.79		1.11		(0.25)
Distributions
Net investment income	(0.03)	(0.10)		—		—
Net realized gain	—	(0.04)		—		—
Total distributions	(0.03)	(0.14)		—		—
Net asset value, end of period	$15.18	$13.36		$12.71		$11.60
Total Return**	13.83%	6.30%		9.57%		(2.11%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	0.93%	0.97	%(3)	1.14	%(3)	1.25%
Expenses, net of waiver (Note 2)	0.70%	0.71	%(3)	0.71	%(3)	0.71%
Net investment income (loss)	(0.64%)	(0.41%)		0.34%		(0.69%)
Portfolio turnover rate**	39.36%	120.89	%(5)	1.61%		0.00	%(2)
Net assets, end of period (000’s)	$95,494	$59,125		$29,532		$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(3)Gross and net expense reflects the effect of interest expense, if any, which is excluded from the Fund’s expense limitation agreement. For the six months ended April 30, 2021 the interest expense did not have an impact on the gross or net expenses. Gross and net expenses excluding interest expense would have been 0.96% and 0.70%, respectively for the year ended October 31, 2020 and 1.13% and 0.70%, respectively for the year ended October 31, 2019.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	For the six months ended April 30, 2021 (unaudited)	For the year ended October 31,						Period December 21, 2016* to October 31, 2017
		2020		2019		2018
Net asset value, beginning of period	$12.89	$12.98		$12.00		$11.50		$10.00
Investment activities
Net investment income (loss)(1)	(0.07)	(0.01)		0.03		(0.11)		(0.11)
Net realized and unrealized gain (loss) on investments	2.39	0.86		1.57		0.61		1.61
Total from investment activities	2.32	0.85		1.60		0.50		1.50
Distributions
Net investment income	—	(0.06)		—		—		—
Net realized gain	—	(0.88)		(0.62)		—		—
Return of capital	—	—	(B)	—		—		—
Total distributions	—	(0.94)		(0.62)		—		—
Paid-in capital from redemption fees	—	—		—	(B)	—		—
Net asset value, end of period	$15.21	$12.89		$12.98		$12.00		$11.50
Total Return**	18.00%	6.72%		14.71%		4.35%		15.00%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.11%	1.17	%(A)	1.45	%(A)	1.75%		1.69%
Expenses, net of waiver (Note 2)	0.95%	0.96	%(A)	0.96	%(A)	0.96%		1.13%
Net investment income (loss)	(0.95%)	(0.09%)		0.26%		(0.96%)		(1.13%)
Portfolio turnover rate**	10.16%	124.54	%(4)	15.91%		0.00	%(3)	0.00	%(2)
Net assets, end of period (000’s)	$4,950	$5,718		$7,247		$4,949		$5,164

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

(A)Gross and net expense reflects the effect of interest expense, if any, which is excluded from the Fund’s expense limitation agreement. For the six months ended April 30, 2021 the interest expense did not have an impact on the gross or net expenses. Gross and net expenses excluding interest expense would have been 1.16% and 0.95%, respectively for the year ended October 31, 2020 and 1.44% and 0.95%, respectively for the year ended October 31, 2019.

(B)Less than $0.01 per share.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

Investor Class
For the six months ended April 30, 2021 (unaudited)	For the year ended October 31,	Period January 31, 2017* to October 31, 2017
2020	2019	2018
Net asset value, beginning of period	$12.79	$12.89	$11.94	$11.47	$10.12
Investment activities
Net investment income (loss)(1)	(0.09)	(0.07)	—	(B)	(0.14)	(0.11)
Net realized and unrealized gain (loss) on investments	2.36	0.88	1.57	0.61	1.46
Total from investment activities	2.27	0.81	1.57	0.47	1.35
Distributions
Net investment income	—	(0.03)	—	—	—
Net realized gain	—	(0.88)	(0.62)	—	—
Return of capital	—	—	(B)	—	—	—
Total distributions	—	(0.91)	(0.62)	—	—
Paid-in capital from redemption fees	—	(B)	—	(B)	—	(B)	—	—
Net asset value, end of period	$15.06	$12.79	$12.89	$11.94	$11.47
Total Return**	17.75%	6.46%	14.53%	4.10%	13.34%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.36%	1.40	%(A)	1.69	%(A)	2.06%	1.79%
Expenses, net of waiver (Note 2)	1.20%	1.21	%(A)	1.21	%(A)	1.21%	1.36%
Net investment income (loss)	(1.20%)	(0.55%)	(0.03%)	(1.21%)	(1.36%)
Portfolio turnover rate**	10.16%	124.54	%(4)	15.91%	0.00	%(3)	0.00	%(2)
Net assets, end of period (000’s)	$74,197	$62,059	$33,492	$32,292	$32,995

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

(A)Gross and net expense reflects the effect of interest expense, if any, which is excluded from the Fund’s expense limitation agreement. For the six months ended April 30, 2021 the interest expense did not have an impact on the gross or net expenses. Gross and net expenses excluding interest expense would have been 1.39% and 1.20%, respectively for the year ended October 31, 2020 and 1.68% and 1.20%, respectively for the year ended October 31, 2019.

(B)Less than $0.01 per share.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	For the six months ended April 30, 2021 (unaudited)	For the year ended October 31,						Period January 31, 2017* to October 31, 2017
		2020		2019		2018
Net asset value, beginning of period	$12.74	$12.87		$11.92		$11.46		$10.12
Investment activities
Net investment income (loss)(1)	(0.08)	(0.03)		0.02		(0.14)		(0.11)
Net realized and unrealized gain (loss) on investments	2.23	0.81		1.55		0.60		1.45
Total from investment activities	2.15	0.78		1.57		0.46		1.34
Distributions
Net investment income	—	(0.03)		—		—		—
Net realized gain	—	(0.88)		(0.62)		—		—
Return of capital	—	—	(B)	—		—		—
Total distributions	—	(0.91)		(0.62)		—		—
Paid-in capital from redemption fees	—	—		—	(B)	—		—
Net asset value, end of period	$14.89	$12.74		$12.87		$11.92		$11.46
Total Return**	16.88%	6.23%		14.56%		4.01%		13.24%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.22%	1.29	%(A)	1.41	%(A)	1.59%		2.36%
Expenses, net of waiver (Note 2)	1.20%	1.21	%(A)	1.21	%(A)	1.21%		1.39%
Net investment income (loss)	(1.20%)	(0.25%)		0.13%		(1.21%)		(1.39%)
Portfolio turnover rate**	10.16%	124.54	%(4)	15.91%		0.00	%(3)	0.00	%(2)
Net assets, end of period (000’s)	$197	$224		$375		$1		$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

(A)Gross and net expense reflects the effect of interest expense, if any, which is excluded from the Fund’s expense limitation agreement. For the six months ended April 30, 2021 the interest expense did not have an impact on the gross or net expenses. Gross and net expenses excluding interest expense would have been 1.28% and 1.20%, respectively for the year ended October 31, 2020 and 1.40% and 1.20%, respectively for the year ended October 31, 2019.

(B)Less than $0.01 per share.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class C
	For the six months ended April 30, 2021 (unaudited)		For the years ended October 31,			Period July 24, 2018* to October 31, 2018
			2020		2019
Net asset value, beginning of period	$12.58		$12.82		$11.97	$12.44
Investment activities
Net investment income (loss)(1)	(0.14)		(0.06)		(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments	2.32		0.70		1.52	(0.40)
Total from investment activities	2.18		0.64		1.47	(0.47)
Distributions
Net realized gain	—		(0.88)		(0.62)	—
Return of capital	—		—	(B)	—	—
Total distributions	—		(0.88)		(0.62)	—
Net asset value, end of period	$14.76		$12.58		$12.82	$11.97
Total Return**	17.33%		5.06%		13.62%	(3.78%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	2.05	%(A)	2.20	%(A)	2.11%	2.94%
Expenses, net of waiver (Note 2)	1.95	%(A)	1.96	%(A)	1.95%	1.98%
Net investment income (loss)	(1.95%)		(0.50%)		(0.40%)	(2.00%)
Portfolio turnover rate**	10.16%		124.54	%(3)	15.91%	0.00	%(2)
Net assets, end of period (000’s)	$1		$1		$17	$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(3)Significant increase in the portfolio turnover rate is due to ETF trading.

(A)Gross and net expense reflects the effect of interest expense, if any, which is excluded from the Fund’s expense limitation agreement. For the six months ended April 30, 2021 the interest expense did not have an impact on the gross or net expenses. Gross and net expenses excluding interest expense would have been 2.19% and 1.95%, respectively for the year ended October 31, 2020.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the six months ended April 30, 2021 (unaudited)	For the years ended October 31,				Period July 24, 2018* to October 31, 2018
		2020		2019
Net asset value, beginning of period	$12.95	$13.02		$12.01		$12.44
Investment activities
Net investment income (loss)(1)	(0.05)	0.01		0.06		(0.03)
Net realized and unrealized gain (loss) on investments	2.38	0.88		1.57		(0.40)
Total from investment activities	2.33	0.89		1.63		(0.43)
Distributions
Net investment income	—	(0.08)		—		—
Net realized gain	—	(0.88)		(0.62)		—	(A)
Total distributions	—	(0.96)		(0.62)		—
Net asset value, end of period	$15.28	$12.95		$13.02		$12.01
Total Return**	17.99%	7.03%		14.97%		(3.46%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	0.80%	0.73	%(B)	0.96	%(B)	1.60%
Expenses, net of waiver (Note 2)	0.70%	0.71	%(B)	0.71	%(B)	0.73%
Net investment income (loss)	(0.70%)	0.09%		0.47%		(0.76%)
Portfolio turnover rate**	10.16%	124.54	%(3)	15.91%		0.00	%(2)
Net assets, end of period (000’s)	$1	$1		$1		$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(3)Significant increase in the portfolio turnover rate is due to ETF trading.

(A)Less than $0.01 per share

(B)Gross and net expense reflects the effect of interest expense, if any, which is excluded from the Fund’s expense limitation agreement. For the six months ended April 30, 2021 the interest expense did not have an impact on the gross or net expenses. Gross and net expenses excluding interest expense would have been 0.72% and 0.70%, respectively for the year ended October 31, 2020 and 0.95% and 0.70%, respectively for the year ended October 31, 2019.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31,					Period September 11, 2017* to October 31, 2017
			2020		2019		2018
Net asset value, beginning of period	$10.88		$11.47		$10.36		$10.25	$10.00
Investment activities
Net investment income (loss)(1)	0.10		0.18		0.17		0.16	0.01
Net realized and unrealized gain (loss) on investments(2)	2.96		(0.28)		1.45		0.40	0.24
Total from investment activities	3.06		(0.10)		1.62		0.56	0.25
Distributions
Net investment income	(0.18)		(0.16)		(0.18)		(0.15)	—
Net realized gain	(0.15)		(0.30)		(0.33)		(0.30)	—
Return of capital	—		(0.03)		—		—	—
Total distributions	(0.33)		(0.49)		(0.51)		(0.45)	—
Net asset value, end of period	$13.61		$10.88		$11.47		$10.36	$10.25
Total Return**	27.72%		(0.72%)		16.02%		5.45%	2.50%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.19	%(3)	1.25	%(3)	1.40	%(3)	2.21%	2.89%
Expenses, net of waiver (Note 2)	0.96	%(3)	0.96	%(3)	0.96	%(3)	0.95%	0.95%
Net investment income (loss)	1.65%		1.67%		1.53%		1.55%	1.11%
Portfolio turnover rate**	80.94%		169.87%		185.19%		205.91%	9.77%
Net assets, end of period (000’s)	$39,454		$33,271		$50,376		$21,603	$5,572

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.18% and 0.95%, respectively for the six months ended April 30, 2021 and 1.24% and 0.95%, respectively for the year ended October 31, 2020 and 1.39% and 0.95%, respectively for the year ended October 31, 2019.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	For the six months ended April 30, 2021 (unaudited)	For the year ended October 31,					Period September 11, 2017* to October 31, 2017
		2020		2019		2018
Net asset value, beginning of period	$10.86	$11.45		$10.35		$10.23	$10.00
Investment activities
Net investment income (loss)(1)	0.09	0.16		0.14		0.14	0.01
Net realized and unrealized gain (loss) on investments(2)	2.93	(0.29)		1.45		0.40	0.22
Total from investment activities	3.02	(0.13)		1.59		0.54	0.23
Distributions
Net investment income	(0.15)	(0.13)		(0.16)		(0.12)	—
Net realized gain	(0.15)	(0.30)		(0.33)		(0.30)	—
Return of capital	—	(0.03)		—		—	—
Total distributions	(0.30)	(0.46)		(0.49)		(0.42)	—
Paid-in capital from redemption fees	—	—	(A)	—		—	—
Net asset value, end of period	$13.58	$10.86		$11.45		$10.35	$10.23
Total Return**	27.52%	(1.00%)		15.71%		5.28%	2.30%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.51%	1.65	%(3)	1.81	%(3)	2.56%	2.69%
Expenses, net of waiver (Note 2)	1.21%	1.21	%(3)	1.21	%(3)	1.20%	1.20%
Net investment income (loss)	1.40%	1.44%		1.29%		1.32%	0.78%
Portfolio turnover rate**	80.94%	169.87%		185.19%		205.91%	9.77%
Net assets, end of period (000’s)	$4,205	$3,312		$3,676		$1,828	$197

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.50% and 1.20%, respectively for the six months ended April 30, 2021 and 1.64% and 1.20%, respectively for the year ended October 31, 2020 and 1.80% and 1.20%, respectively for the year ended October 31, 2019.

(A) Less than $0.01 per share.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31,					Period September 11, 2017* to October 31, 2017
			2020		2019		2018
Net asset value, beginning of period	$10.88		$11.46		$10.36		$10.24	$10.00
Investment activities
Net investment income (loss)(1)	0.09		0.16		0.14		0.14	0.01
Net realized and unrealized gain (loss) on investments(2)	2.93		(0.28)		1.45		0.40	0.23
Total from investment activities	3.02		(0.12)		1.59		0.54	0.24
Distributions
Net investment income	(0.15)		(0.13)		(0.16)		(0.12)	—
Net realized gain	(0.15)		(0.30)		(0.33)		(0.30)	—
Return of capital	—		(0.03)		—		—	—
Total distributions	(0.30)		(0.46)		(0.49)		(0.42)	—
Paid-in capital from redemption fees	—		—	(A)	—		—	—
Net asset value, end of period	$13.60		$10.88		$11.46		$10.36	$10.24
Total Return**	27.60%		(0.91%)		15.74%		5.29%	2.40%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.43	%(3)	1.48	%(3)	1.65	%(3)	2.42%	2.97%
Expenses, net of waiver (Note 2)	1.21	%(3)	1.21	%(3)	1.21	%(3)	1.20%	1.20%
Net investment income (loss)	1.41%		1.44%		1.28%		1.35%	0.88%
Portfolio turnover rate**	80.94%		169.87%		185.19%		205.91%	9.77%
Net assets, end of period (000’s)	$4,200		$4,274		$4,568		$2,345	$833

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.42% and 1.20%, respectively for the six months ended April 30, 2021 and 1.47% and 1.20%, respectively for the year ended October 31, 2020 and 1.64% and 1.20%, respectively for the year ended October 31, 2019.

(A) Less than $0.01 per share.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class C
	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31,					Period September 11, 2017* to October 31, 2017
			2020		2019		2018
Net asset value, beginning of period	$10.83		$11.42		$10.34		$10.23	$10.00
Investment activities
Net investment income (loss)(1)	0.04		0.08		0.06		0.07	—
Net realized and unrealized gain (loss) on investments(2)	2.91		(0.28)		1.43		0.39	0.23
Total from investment activities	2.95		(0.20)		1.49		0.46	0.23
Distributions
Net investment income	(0.08)		(0.07)		(0.08)		(0.05)	—
Net realized gain	(0.15)		(0.30)		(0.33)		(0.30)	—
Return of capital	—		(0.02)		—		—	—
Total distributions	(0.23)		(0.39)		(0.41)		(0.35)	—
Net asset value, end of period	$13.55		$10.83		$11.42		$10.34	$10.23
Total Return**	27.12%		(1.70%)		14.71%		4.48%	2.30%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	2.12	%(3)	2.17	%(3)	2.35	%(3)	3.08%	2.23%
Expenses, net of waiver (Note 2)	1.96	%(3)	1.96	%(3)	1.96	%(3)	1.95%	1.95%
Net investment income (loss)	0.65%		0.71%		0.54%		0.63%	(0.27%)
Portfolio turnover rate**	80.94%		169.87%		185.19%		205.91%	9.77%
Net assets, end of period (000’s)	$2,947		$2,469		$1,699		$394	$238

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 2.11% and 1.95%, respectively for the six months ended April 30, 2021 and 2.16% and 1.95%, respectively for the year ended October 31, 2020 and 2.34% and 1.95%, respectively for the year ended October 31, 2019.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the six months ended April 30, 2021 (unaudited)		For the years ended October 31,				Period July 24, 2018* to October 31, 2018
			2020		2019
Net asset value, beginning of period	$10.91		$11.48		$10.38		$10.65
Investment activities
Net investment income (loss)(1)	0.12		0.21		0.19		0.04
Net realized and unrealized gain (loss) on investments(2)	2.96		(0.27)		1.45		(0.18)
Total from investment activities	3.08		(0.06)		1.64		(0.14)
Distributions
Net investment income	(0.20)		(0.18)		(0.21)		(0.04)
Net realized gain	(0.15)		(0.30)		(0.33)		(0.09)
Return of capital	—		(0.03)		—		—
Total distributions	(0.35)		(0.51)		(0.54)		(0.13)
Net asset value, end of period	$13.64		$10.91		$11.48		$10.38
Total Return**	27.90%		(0.39%)		16.24%		(1.40%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.12	%(3)	1.15	%(3)	1.34	%(3)	2.63	%(A)
Expenses, net of waiver (Note 2)	0.71	%(3)	0.71	%(3)	0.70	%(3)	0.71%
Net investment income (loss)	1.88%		1.94%		1.79%		1.55%
Portfolio turnover rate**	80.94%		169.87%		185.19%		205.91%
Net assets, end of period (000’s)	$18,577		$12,880		$12,940		$10,440

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.11% and 0.70%, respectively for the six months ended April 30, 2021 and 1.14% and 0.70%, respectively for the year ended October 31, 2020 and 1.33% and 0.70%, respectively for the year ended October 31, 2019.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial StatementsApril 30, 2021 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Cboe Vest S&P 500® Buffer Strategy Fund (“Buffer”), the Cboe Vest S&P 500® Enhanced Growth Strategy Fund (“Enhanced Growth”) and the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund (“Dividend Aristocrats” and collectively with Buffer and Enhanced Growth, the “Funds”) are each non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. Buffer’s inception dates were August 23, 2016 for Institutional Class, December 7, 2016 for Investor Class and July 24, 2018 for Classes A, C, and Y. Enhanced Growth’s inception dates were December 21, 2016 for Institutional Class, January 31, 2017 for Investor Class and Class A and July 24, 2018 for Classes C and Y. Dividend Aristocrat’s inception dates were September 11, 2017 for Institutional Class, Investor Class, Classes A and C and July 24, 2018 for Class Y.

The investment objectives of the Funds are as follows:

Fund	Objective
Buffer	to track, before fees and expenses, the performance of the Cboe S&P 500® Buffer Protect Index Balanced Series (the “SPRO Index”).
Enhanced Growth	to track, before fees and expenses, the performance of the Cboe S&P 500® Enhanced Growth Index Balanced Series (the “SPEN Index”).
Dividend Aristocrats	to track the price and yield performance, before fees and expenses, of the Cboe S&P 500® Dividend Aristocrats Target Income Index (the “SPAI Index”)

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on the NASDAQ National Market System, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with Cboe Vest℠ Financial, LLC (the “Adviser”), under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined at such times.

FLexible EXchange® Options (“FLEX Options”) are valued by a pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2021 (unaudited)

underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2021 (unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2021:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Buffer
Assets
Money Market Fund	$336,438	$—	$—	$336,438
Exchange Traded Fund	25,246,650	—	—	25,246,650
Call Options Purchased	—	276,528,136	—	276,528,136
Put Options Purchased	—	7,708,169	—	7,708,169
	$25,583,088	$284,236,305	$—	$309,819,393

Liabilities
Call Options Written	$—	$(21,596,953)	$—	$(21,596,953)
Put Options Written	—	(4,378,153)	—	(4,378,153)
	$—	$(25,975,106)	$—	$(25,975,106)

Enhanced Growth
Assets
Money Market Fund	$183,694	$—	$—	$183,694
Call Options Purchased	$—	$96,001,323	$—	$96,001,323
	$183,694	$96,001,323	$—	$96,185,017

Liabilities
Call Options Written	$—	$(16,870,386)	$—	$(16,870,386)

Dividend Aristocrats
Assets
Common Stocks	$69,125,164	$—	$—	$69,125,164
Money Market Fund	486,963	—	—	486,963
	$69,612,127	$—	$—	$69,612,127

Liabilities
Call Options Written	$—	$(35,748)	$—	$(35,748)

Refer to each Fund’s Schedules of Investments for a listing of the securities by security type.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis.

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THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2021 (unaudited)

Cash

Cash, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Cash Deposits with Brokers and Due to Broker

Cash deposits with brokers are held as collateral for options written and for the six months ended April 30, 2021, cash deposits of $4,974, $3,987, and $20,553 were held with brokers for Buffer, Enhanced Growth and Dividend Aristocrats, respectively. There were no due to broker amounts for the Funds for the six months ended April 30, 2021.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended April 30, 2021, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

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THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2021 (unaudited)

The Funds currently offer Class A, Class C, Class Y, Investor Class and Institutional Class Shares. Class A Shares include a maximum front-end sales charge of 5.75%. Class A, Class C and Investor Class Shares include a maximum 2.00% redemption fee on the proceeds of certain redemptions on shares held for 30 days or less.

Derivatives

The Funds utilize derivatives to achieve their investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds. The Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Buffer and Enhanced Growth use FLEX Options, whose customized exercise prices and expiration dates allow the Funds to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.

Fund	Derivative	Fair Value Asset Derivatives
Buffer	Purchased Options – Call	$276,528,136
	Purchased Options – Put	7,708,169
		$284,236,305	*

Enhanced Growth	Purchased Options – Call	$96,001,323	*

Dividend Aristocrats	Purchased Options	$—

Fund	Derivative	Fair Value Liability Derivatives
Buffer	Written Options – Call	$(21,596,953	)**
	Written Options – Put	(4,378,153	)***
		$(25,975,106)

Enhanced Growth	Written Options – Call	$(16,870,386	)**

Dividend Aristocrats	Written Options – Call	$(35,748	)**

*Statements of Assets and Liabilities location: Investments at fair value

**Statements of Assets and Liabilities location: Call options written, at fair value

***Statements of Assets and Liabilities location: Put options written, at fair value

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2021 (unaudited)

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the six months ended April 30, 2021 are as follows:

Fund	Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Buffer	Purchased Options – Put	$(11,641,043)	$(9,041,346)
	Purchased Options – Call	17,110,308	33,280,559
	Written Options – Put	11,290,690	1,214,290
	Written Options – Call	(14,605,803)	(10,928,740)

Enhanced Growth	Purchased Options – Call	8,528,513	21,017,877
	Written Options – Call	(6,778,730)	(10,227,909)

Dividend Aristocrats	Written Options – Call	292,723	18,329

*Statements of Operations location: Net realized gain (loss) on put options purchased, call options purchased, put options written and call options written, respectively.

**Statements of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on put options purchased, call options purchased, put options written and call options written, respectively.

The following indicates the average monthly volume for the year:

	Average monthly notional value of:
Fund	Derivative	Notional Value
Buffer	Purchased Options	$276,953,286
	Written Options	(280,900,108)

Enhanced Growth	Purchased Options	78,953,598
	Written Options	(78,953,598)

Dividend Aristocrats	Written Options	(2,239,355)

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

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THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2021 (unaudited)

Buffer and Enhanced Growth use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Funds (“ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index.  No one can predict whether implied volatility will rise or fall in the future.

The methodologies for the Funds’ strategies were created by the Chicago Board Options Exchange (“Cboe”).

Buffer is designed to measure the returns of a hypothetical portfolio of exchange traded FLEX Options that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy. A Buffer Protect options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

Enhanced Growth is designed to measure the returns of a hypothetical portfolio of exchange traded FLEX Options that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy. An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

Dividend Aristocrats is designed with the primary goal of generating an annualized level of income that is approximately 3.5% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating price returns that are proportional to the price returns of the S&P 500® Index. The Index investment strategy includes, (1) buying an equally weighted portfolio of stocks of companies (“Stock Portfolio”) that are the members of the S&P 500® Dividend Aristocrats® Index (“SPDAUDT Index”) and (2) partially writing hypothetical weekly U.S. exchange-traded covered call options on each of the stocks.

Purchased option contracts – When the Funds purchase a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in that Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

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Notes to Financial Statements - continuedApril 30, 2021 (unaudited)

Written option contracts – When the Funds write a call or put option, an amount equal to the net premium (the premium less the commission) received by the Funds are recorded in the Funds’ Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

NOTE 2 –

INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Effective November 22, 2019 for Buffer and Dividend Aristocrats and December 19, 2019 for Enhanced Growth, pursuant to an Investment Advisory Agreement, the Adviser provides investment advisory services, computed at an annual rate based on the average daily net assets of each Fund in accordance with the following fee schedule:

Asset Breakpoint	Rate
$0-$249,999,999.99	0.75%
$250,000,000-$749,999,999.99	0.65%
$750,000,000-$1,499,999,999.99	0.60%
$1,500,000,000-$4,999,999,999.99	0.55%
>$5,000,000,000	0.50%

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, fees payable pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Funds, except for the Class Y Shares where the Adviser has agreed to limit the total expenses to 0.70%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2022. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Funds within three years following the date such waiver and/or reimbursement was made, provided that the Funds are able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust and the Adviser may terminate this expense limitation agreement prior to February 28, 2022 only by mutual written consent.

For the six months ended April 30, 2021, the Adviser earned and waived advisory fees and reimbursed Fund expenses pursuant to an expense limitation arrangement as described below:

Fund	Fee	Management Fee Earned	Management Fee Waived
Buffer	0.74%	$978,120	$169,265
Enhanced Growth	0.75%	284,272	60,887
Dividend Aristocrats	0.75%	235,073	85,662
		$1,497,465	$315,814

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2021 (unaudited)

The total amount of recoverable reimbursements as of April 30, 2021 and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2021	2022	2023	2024	Total
Buffer	$184,009	$226,080	$264,305	$169,265	$843,659
Enhanced Growth	324,518	180,359	94,509	60,887	660,273
Dividend Aristocrats	247,314	265,279	207,065	85,662	805,320

The Board has adopted a Distribution and Service Plan for the Funds’ Investor Class, Class A and Class C Shares (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular Class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Funds finance these distribution and service activities through payments made to First Dominion Capital Corp. (“Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class and Class A Shares expenses and 1.00% for Class C Shares expenses. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Funds have adopted a shareholder services plan with respect to their Investor Class, Institutional Class, Class A and Class C Shares. Under the shareholder services plan, the Funds may pay an authorized firm on an annualized basis, up to 0.25% of average daily net assets attributable to their customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing subaccounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of the shareholder services plan.

For the six months ended April 30, 2021, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
Buffer	Institutional	Shareholder servicing	$67,576
Buffer	Investor	Shareholder servicing	28,670
Buffer	A	Shareholder servicing	2,172
Buffer	C	Shareholder servicing	2,632
Buffer	Investor	12b-1	28,670
Buffer	A	12b-1	3,619
Buffer	C	12b-1	17,546
Enhanced Growth	Institutional	Shareholder servicing	3,946
Enhanced Growth	Investor	Shareholder servicing	52,643
Enhanced Growth	A	Shareholder servicing	5
Enhanced Growth	C	Shareholder servicing	1

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2021 (unaudited)

Fund	Class	Type of Plan	Fees Incurred
Enhanced Growth	Investor	12b-1	87,738
Enhanced Growth	A	12b-1	236
Enhanced Growth	C	12b-1	6
Dividend Aristocrats	Institutional	Shareholder servicing	14,501
Dividend Aristocrats	Investor	Shareholder servicing	2,871
Dividend Aristocrats	A	Shareholder servicing	1,616
Dividend Aristocrats	C	Shareholder servicing	167
Dividend Aristocrats	Investor	12b-1	4,785
Dividend Aristocrats	A	12b-1	5,348
Dividend Aristocrats	C	12b-1	13,769

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended April 30, 2021, the following fees were paid to CFS by the Funds:

Fund	Administration	Transfer Agent	Accounting
Buffer	$45,068	$10,876	$44,205
Enhanced Growth	13,177	5,321	12,842
Dividend Aristocrats	10,260	2,792	10,002

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees include out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom is Assistant Secretary of the Trust and Partner of Practus LLP. Officers and/or directors of CFS, Mr. Lively and Ms. Bloom receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sales of securities excluding than short-term securities for the six months ended April 30, 2021, were as follows:

Fund	Purchases	Sales
Buffer	$151,512,476	$139,125,497
Enhanced Growth	11,061,199	21,823,206
Dividend Aristocrats	50,356,743	51,182,302

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2021 (unaudited)

The tax character of distributions for the six months ended April 30, 2021 and for the year ended October 31, 2020 for Buffer, Enhanced Growth and Dividend Aristocrats were as follows:

Six months ended April 30, 2021 (unaudited)
	Buffer	Enhanced Growth	Dividend Aristocrats
Distributions paid from:
Ordinary income	$143,930	$—	$516,729
Realized gains	—	—	760,982
	$143,930	$—	$1,277,711

Year ended October 31, 2020
	Buffer	Enhanced Growth	Dividend Aristocrats
Distributions paid from:
Ordinary income	$1,712,224	$2,901,468	$2,299,050
Realized gains	—	—	416,189
Return of capital	—	1,417	149,328
	$1,712,224	$2,902,885	$2,864,567

As of April 30, 2021, the components of distributable earnings on a tax basis were as follows:

Six months ended April 30, 2021 (unaudited)
	Buffer	Enhanced Growth	Dividend Aristocrats
Accumulated net investment income (loss)	$(3,496,744)	$(799,291)	$(5,513)
Accumulated net realized gain (loss)	589,548	(674,402)	(6,054,111)
Net unrealized appreciation (depreciation)	50,876,312	20,712,367	20,022,898
	$47,969,116	$19,238,674	$13,963,274

Cost of securities for Federal Income tax purposes, inclusive of premiums received from written options, and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Buffer	$232,967,975	$74,863,950	$(23,987,639)	$50,876,311
Enhanced Growth	58,602,263	30,542,988	(9,830,621)	20,712,367
Dividend Aristocrats	49,553,481	20,248,852	(225,954)	20,022,898

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

Buffer
	Six months ended April 30, 2021 (unaudited)
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	2,240,502	272,424	21,450	15,454	2,939,029
Shares reinvested	1,250	—	—	—	8,699
Shares redeemed	(3,221,997)	(64,325)	(22,288)	(28,221)	(1,079,878)
Net increase (decrease)	(980,245)	208,099	(838)	(12,767)	1,867,850

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2021 (unaudited)

Buffer
	Year ended October 31, 2020
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	11,054,032	1,282,057	62,045	110,469	3,012,724
Shares reinvested	81,439	5,898	2,061	943	36,057
Shares redeemed	(4,903,177)	(247,670)	(121,199)	(94,163)	(947,825)
Net increase (decrease)	6,232,294	1,040,285	(57,093)	17,249	2,100,956

Enhanced Growth
	Six months ended April 30, 2021 (unaudited)
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	34,863	410,701	40	—	—
Shares redeemed	(152,746)	(336,616)	(4,412)	—	—
Net increase (decrease)	(117,883)	74,085	(4,372)	—	—

Enhanced Growth
	Year ended October 31, 2020
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	180,950	3,114,228	3,666	—	—
Shares reinvested	40,416	188,796	2,024	92	7
Shares redeemed	(336,064)	(1,048,839)	(17,224)	(1,312)	—
Net increase (decrease)	(114,698)	2,254,185	(11,534)	(1,220)	7

Dividend Aristocrats
	Six months ended April 30, 2021 (unaudited)
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	253,940	25,428	6,885	7,338	193,142
Shares reinvested	60,107	6,083	6,927	2,574	26,656
Shares redeemed	(472,019)	(26,801)	(97,907)	(20,280)	(38,771)
Net increase (decrease)	(157,972)	4,710	(84,095)	(10,368)	181,027

Dividend Aristocrats
	Year ended October 31, 2020
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	1,073,854	93,329	76,247	78,747	78,131
Shares reinvested	161,282	13,960	17,891	5,557	53,551
Shares redeemed	(2,569,498)	(123,611)	(99,813)	(5,100)	(77,513)
Net increase (decrease)	(1,334,362)	(16,322)	(5,675)	79,204	54,169

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2021 (unaudited)

NOTE 6 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of April 30, 2021, Dividend Aristocrats had 19.86% of the value of its net assets invested in securities within the Industrial sector.

NOTE 7 – RECENT MARKET EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

NOTE 8 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, Dividend Aristocrats has made the following distributions to the shareholders of record:

Fund	Record Date	Ex-Dividend Date	Character	Amount
Dividend Aristocrats	April 30, 2021	May 3, 2021	Net investment income	$44,701
Dividend Aristocrats	April 30, 2021	May 3, 2021	Short-term capital gain	187,572
Dividend Aristocrats	May 28, 2021	June 1, 2021	Net investment income	93,360
Dividend Aristocrats	May 28, 2021	June 1, 2021	Short-term capital gain	271,337
Dividend Aristocrats	June 30, 2021	July 1, 2021	Net investment income	114,480
Dividend Aristocrats	June 30, 2021	July 1, 2021	Short-term capital gain	241,068

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT” (these portfolio holdings were previously filed on Form N-Q). These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

PRIVACY NOTICE

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this semi-annual report.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cboe Vest Family of Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, November 1, 2020, and held for the six months ended April 30, 2021.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Annualized Expense Ratio	Expenses Paid During Period Ended* 4/30/21
Buffer
Institutional Class Actual	$1,000.00	$1,136.11	0.95%	$5.03
Institutional Class Hypothetical**	$1,000.00	$1,020.25	0.95%	$4.76
Investor Class Actual	$1,000.00	$1,134.44	1.20%	$6.35
Investor Class Hypothetical**	$1,000.00	$1,019.90	1.20%	$6.01
Class A Actual	$1,000.00	$1,135.09	1.20%	$6.35
Class A Hypothetical**	$1,000.00	$1,019.00	1.20%	$6.01
Class C Actual	$1,000.00	$1,130.57	1.95%	$10.30
Class C Hypothetical**	$1,000.00	$1,015.25	1.95%	$9.74
Class Y Actual	$1,000.00	$1,138.29	0.70%	$3.71
Class Y Hypothetical**	$1,000.00	$1,021.50	0.70%	$3.51

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Fund Expenses (unaudited) - continued

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Annualized Expense Ratio	Expenses Paid During Period Ended* 4/30/21
Enhanced Growth
Institutional Class Actual	$1,000.00	$1,179.98	0.95%	$5.13
Institutional Class Hypothetical**	$1,000.00	$1,020.25	0.95%	$4.76
Investor Class Actual	$1,000.00	$1,177.48	1.20%	$6.48
Investor Class Hypothetical**	$1,000.00	$1,019.90	1.20%	$6.01
Class A Actual	$1,000.00	$1,168.76	1.20%	$6.45
Class A Hypothetical**	$1,000.00	$1,019.00	1.20%	$6.01
Class C Actual	$1,000.00	$1,173.29	1.95%	$10.51
Class C Hypothetical**	$1,000.00	$1,015.25	1.95%	$9.74
Class Y Actual	$1,000.00	$1,179.92	0.70%	$3.78
Class Y Hypothetical**	$1,000.00	$1,021.50	0.70%	$3.51

Dividend Aristocrats
Institutional Class Actual	$1,000.00	$1,277.22	0.96%	$5.41
Institutional Class Hypothetical**	$1,000.00	$1,020.21	0.96%	$4.80
Investor Class Actual	$1,000.00	$1,275.16	1.21%	$6.81
Investor Class Hypothetical**	$1,000.00	$1,018.96	1.21%	$6.05
Class A Actual	$1,000.00	$1,274.78	1.21%	$6.81
Class A Hypothetical**	$1,000.00	$1,018.96	1.21%	$6.05
Class C Actual	$1,000.00	$1,271.25	1.96%	$11.02
Class C Hypothetical**	$1,000.00	$1,015.21	1.96%	$9.78
Class Y Actual	$1,000.00	$1,277.88	0.71%	$4.00
Class Y Hypothetical**	$1,000.00	$1,021.46	0.71%	$3.55

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses.

Investment Adviser:

Cboe Vest℠ Financial, LLC
1765 Greensboro Station Pl, 9th Floor
McLean, Virginia 22102

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
1-800-673-0550 (Toll Free)

ITEM 2.	CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: July 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: July 1, 2021

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer
Date: July 1, 2021

* Print the name and title of each signing officer under his or her signature.